Convertible Preferred Stock, Redeemable Common Stock and Common Stock (Tables)	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Schedule of Warrants Outstanding
At December 31, 2021, the Company had the following warrants outstanding to acquire common stock:

	Outstanding	Exercise price	Expiration dates
Issued in connection with IPO	250,000	$6.25	October 2026
Issued as part of December 2021 private placement	5,250,000	$6.25	June 2027
	5,500,000